ACCRUED EXPENSES (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accrued Expenses Table
Accrued expense schedule
	March 31, 2018	December 31, 2017
Accrued vacation	$146,622	$152,051
Accrued interest	162,783	175,953
Accrued rent	76,332	77,164
Accrued loss contingency	–	44,423
Other accrued expense	51,038	2,333
Total accrued expenses	$436,775	$451,924

	December 31, 2017	December 31, 2016
Accrued vacation	$152,051	$136,410
Accrued interest	175,953	235,776
Accrued loan guaranty	–	8,333
Accrued rent	77,164	26,091
Accrued commissions	–	18,828
Accrued loss contingency	44,423	–
Other accrued expense	2,333	4,995
Total accrued expenses	$451,924	$430,433